Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Consolidated Balance Sheets
Ordinary shares, Par value (in dollars per share)	$ 0.01	$ 0.01
Ordinary shares, Authorized shares	1,000,000,000	1,000,000,000
Ordinary shares, Issued shares	158,200,387	156,205,313
Ordinary shares, Outstanding shares	152,633,366	156,205,313
Treasury stock, shares	5,567,021